Debt (Details) - USD ($)															1 Months Ended						2 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2025	Mar. 31, 2025	Mar. 07, 2025	Mar. 05, 2025	Feb. 05, 2025	Dec. 31, 2024	Nov. 30, 2024	Sep. 30, 2024	May 30, 2024	May 01, 2024	Apr. 30, 2024	Apr. 15, 2024	Mar. 01, 2024	Jun. 05, 2023	Feb. 15, 2025	Aug. 31, 2024	May 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Nov. 30, 2023	Sep. 30, 2024	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Nov. 01, 2025	Jul. 24, 2025	May 12, 2025	Mar. 10, 2025	Feb. 28, 2025	Feb. 10, 2025	Nov. 13, 2024	Jun. 30, 2024	Jun. 14, 2024	Jan. 16, 2024	Dec. 31, 2022	Feb. 22, 2022	Dec. 03, 2021
Debt [Line Items]
Convertible debt						$ 5,722,511																						$ 5,722,511	$ 4,527,228
Unamortized debt issuance costs and debt discount
Investment discount rate														10.00%														10.00%
Debt discount
Common stock, per share (in Dollars per share)						$ 0.0001																$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Percentage of purchase price per shares						5.00%																						5.00%
Common stock shares (in Shares)						250,000,000																250,000,000				250,000,000		250,000,000	250,000,000
Debt discount amount																										$ 100,781	$ 46,410	$ 50,629	$ 462,170
Amortization of debt discount																													143,906
Additional debt discount																								$ 704,239		438,709	1,985,213	$ 2,179,122	$ 2,769,208
Anticipated price per share (in Dollars per share)						$ 125																						$ 125
IPO valuation																										$ 6,785,000
Short term						$ 25,000																						$ 25,000
Common stock shares issued (in Shares)						7,033,330																10,972,588				10,972,588		7,033,330	5,744,929
Interest expense																$ 80,000												$ 111,117
Price per share (in Dollars per share)																																$ 4
Repayment of the loan principal																										$ 399,126	25,000	25,000
Loan extension fees																											997,253	997,253	1,864,153
Market Risk Benefit, Change in Fair Value, Gain (Loss)																													31,956
Additional debt discount																								0			6,819
Total debt converted																										$ 6,765,772
Shares issued																												(351,405)
Remaining shares (in Shares)																										355
Foreign currency exchange																										$ 13
Repayment of debt																												206,617
Principal																												95,500
Repayment of principal amount																$ 80,000
Total proceeds																										101,650	$ 292,900	322,900
Principal total						$ 187,900																						187,900
Total payment		$ 650,000																					650,000
Additional interest expense																							$ 201,374
Percentage of principal amount																							30.00%
Share payable	$ 45,000	$ 45,000				45,000																	$ 45,000					45,000
Forecast [Member]
Debt [Line Items]
Repayment of the loan principal	29,223
Original Issue Discount Convertible Promissory Notes [Member]
Debt [Line Items]
Convertible debt						5,722,511																						$ 5,722,511												$ 2,300,575
Unamortized debt issuance costs and debt discount																																								$ 469,082
Investment discount rate																												20.00%
Number of purchase price per share (in Dollars per share)																												$ 0.8
Original issued discount																												20.00%
Debt discount						$ 6,819																						$ 6,819	$ 179,956
Common stock, per share (in Dollars per share)						$ 0.0001																						$ 0.0001
Percentage of purchase price per shares						20.00%																						20.00%
Equity securities amount																												$ 20,000,000
Capitalization shares (in Shares)																												5,819,896
Fair market value price (in Dollars per share)																											$ 2,302		$ 2.44
Debt issuance shares (in Shares)																												2,304
Debt discount amount																							45,000
Amortization of debt discount																													$ 143,905
Additional principal amount																												$ 532,615	798,923
Principal amount						$ 2,663,075							$ 266,307							$ 156,749								$ 2,663,075	$ 266,308										$ 266,308
Percentage of principal amount																												15.00%
Debt amended rate																				15.00%
Outstanding principal amount increase rate																			10.00%	20.00%
Maturity date													May 30, 2024																Sep. 03, 2023
Debt fee rate																				25.00%									20.00%
Additional principal amount																													$ 532,615
Additional debt discount																							$ 90,000
Accrued interest remained outstanding																												$ 888,894	$ 363,120
Original issue discount percentage																							30.00%
Extension Note [Member]
Debt [Line Items]
Original issued discount																												20.00%
Additional principal amount												$ 281,977
Principal amount						25,912																						$ 25,912
Debt fee rate												25.00%
Accrued interest remained outstanding																						$ 144,239				381,535
Debt Discount [Member]
Debt [Line Items]
Debt discount amount																												46,410
Convertible Promissory Notes [Member]
Debt [Line Items]
Capitalization shares (in Shares)																	5,819,896	5,819,896
Fair market value price (in Dollars per share)																	$ 3.43	$ 3.43
Debt issuance shares (in Shares)			103,101							1,204	1,204
Principal amount											$ 103,650						$ 103,650	$ 103,650
Debt issuance cost																	82,920	82,920						0			$ 158,424
Additional debt discount																	20,730	20,730									39,606
Loan extension fees																								0			997,253
Convertible to shares of common stock (in Shares)			1,912,176
Converted amount																						$ 6,713,272				6,713,272
Notes Payable [Member]
Debt [Line Items]
Additional principal amount	80,000
Anticipated price per share (in Dollars per share)		$ 4																					$ 4
Accrued interest remained outstanding																										29,223
Loan amount						$ 12,900																						12,900									$ 12,198
Interest expense	80,000
Foreign currency exchange																									$ 424
Repayment of debt																										29,223
Debt extinguishment																										1,554
Notes Payable [Member] | Forecast [Member]
Debt [Line Items]
Accrued interest remained outstanding	29,223
Principal	$ 30,000
Original Issue Discount Convertible Promissory Note - December 2024 [Member]
Debt [Line Items]
Additional principal amount																												5,722,511
Accrued interest remained outstanding																												$ 888,894
Original Issue Discount Convertible Promissory Note - December 2024 [Member] | Forecast [Member]
Debt [Line Items]
Maturity date	Feb. 15, 2025
Common stock shares issued (in Shares)	1,875
Loan Agreement [Member]
Debt [Line Items]
Principal amount					$ 9,314																													$ 15,500
Percentage of principal amount					200.00%
Percentage of repayment of additional fees					100.00%
Interest expense																										111,117
Repayment of debt																										206,617
Additional loan																																			$ 6,186
Principal																										95,500
Confidential Release and Final Agreement [Member]
Debt [Line Items]
Debt discount amount																										90,000
Accrued interest remained outstanding																							$ 45,000
Repayment of the loan principal																							150,000
Total proceeds																							86,150
Borrowings [Member]
Debt [Line Items]
Additional principal amount																							273,626
Accrued interest remained outstanding																							$ 175,000
Short-Term Promissory Notes [Member]
Debt [Line Items]
Maturity date																							Apr. 10, 2025
Second Amendment [Member] | Original Issue Discount Convertible Promissory Notes [Member]
Debt [Line Items]
Debt fee rate																				20.00%
Common Stock [Member]
Debt [Line Items]
Common stock, per share (in Dollars per share)																															$ 0.0001							$ 0.0001			$ 0.0001	$ 0.0001
Common stock shares (in Shares)																																									250,000,000	50,000,000
Common stock shares issued (in Shares)						6,296,434	937,500																					6,296,434	5,744,929							937,500
Shares issued
Common Stock [Member] | Original Issue Discount Convertible Promissory Notes [Member]
Debt [Line Items]
Common stock shares (in Shares)																													73,869
Convertible Debt [Member]
Debt [Line Items]
Debt discount						$ 39,606																						$ 39,606	$ 72,500
Debt issuance shares (in Shares)																												2,304
Percentage of due						30.00%																						30.00%
Convertible Debt [Member] | Convertible Promissory Notes [Member]
Debt [Line Items]
Additional debt discount																	$ 4,159	$ 4,159
Convertible Debt [Member] | Common Stock [Member]
Debt [Line Items]
Percentage of common stock																												30.00%
Repayment of the loan principal																												$ 25,000
Bridge Loan [Member]
Debt [Line Items]
Fair market value price (in Dollars per share)																$ 1.41
Principal amount						$ 30,000																						30,000
Accrued interest remained outstanding																										175,000		30,000
Short term								$ 280,000								$ 280,000					$ 280,000			280,000			280,000
Short-term loan interest rate								100.00%								100.00%					100.00%
Percentage of repayment of additional fees																100.00%
Common stock shares issued (in Shares)							24,500
Repayment of debt																										175,000
Bridge Loan [Member] | Original Issue Discount Convertible Promissory Notes [Member]
Debt [Line Items]
Fair market value price (in Dollars per share)								$ 1.41													$ 1.41
Principal amount						255,000																						255,000
Accrued interest remained outstanding																												255,000
Loan amount								$ 280,000													$ 280,000			$ 280,000			$ 280,000
Short-term loan interest rate							100.00%
Percentage of repayment of additional fees								100.00%
Common stock shares issued (in Shares)								198,454													198,454			198,454			198,454
Repaid the short-term loans								$ 25,000
Short-term loan							$ 30,000	25,000													$ 25,000			$ 25,000			$ 25,000
Interest expense																								560,000			560,000	560,000
Bridge Loan [Member] | Notes Payable [Member]
Debt [Line Items]
Accrued interest remained outstanding						30,000
Original Issue Discount Promissory Note [Member]
Debt [Line Items]
Debt discount amount																												7,500
Amortization of debt discount																												15,000
Additional principal amount																												7,500
Principal amount						32,500																						32,500
Additional debt discount																												4,219
Short term						$ 25,000																						$ 25,000
Common stock shares issued (in Shares)		11,250				1,875																	11,250					1,875
Percentage of due						30.00%																						30.00%
Unamortized debt discount						$ 10,781																						$ 10,781
Convertible Debt December 2024 [Member]
Debt [Line Items]
Debt discount amount																										10,781		7,500
Amortization of debt discount																										$ 15,000
Additional principal amount																												7,500
Principal amount						32,500																						32,500
Additional debt discount																												4,219
Short term						$ 25,000																						$ 25,000
Common stock shares issued (in Shares)						1,875																						1,875
Percentage of due																						30.00%				30.00%
Percentage of common stock															30.00%
Unamortized debt discount						$ 10,781																						$ 10,781
Amortization																						$ 0
Combination [Member]
Debt [Line Items]
Percentage of voting power						50.00%																						50.00%
Subsequent Event [Member]
Debt [Line Items]
Additional principal amount																							$ 273,626
Accrued interest remained outstanding		$ 45,000																					175,000
Loan amount					$ 9,314																									$ 779,000
Price per share (in Dollars per share)																																	$ 4
Repayment of the loan principal		25,000
Additional loan																																			$ 6,186
Principal total																																		$ 80,000
Total payment		650,000																					650,000
Additional interest expense																							201,374
Share payable		45,000																					45,000
Subsequent Event [Member] | Original Issue Discount Convertible Promissory Note - December 2024 [Member]
Debt [Line Items]
Accrued interest remained outstanding		7,500
Principal		150,000
Subsequent Event [Member] | Original Issue Discount Promissory Note [Member]
Debt [Line Items]
Percentage of common stock															30.00%
Minimum [Member] | Original Issue Discount Convertible Promissory Notes [Member]
Debt [Line Items]
Common stock, per share (in Dollars per share)																													$ 3.43
Market Risk Benefit, Change in Fair Value, Gain (Loss)																											2.42
Minimum [Member] | Convertible Promissory Notes [Member]
Debt [Line Items]
Anticipated price per share (in Dollars per share)										$ 3.43	$ 3.43							$ 3.43
Minimum [Member] | Convertible Debt [Member]
Debt [Line Items]
Debt discount amount																											46,410
Minimum [Member] | Subsequent Event [Member] | Original Issue Discount Convertible Promissory Note - December 2024 [Member]
Debt [Line Items]
Principal		25,000
Maximum [Member] | Original Issue Discount Convertible Promissory Notes [Member]
Debt [Line Items]
Common stock, per share (in Dollars per share)																													$ 3.48
Market Risk Benefit, Change in Fair Value, Gain (Loss)																								3.46
Maximum [Member] | Convertible Promissory Notes [Member]
Debt [Line Items]
Principal amount								$ 198,030													$ 198,030			198,030			$ 198,030
Anticipated price per share (in Dollars per share)										$ 3.46	$ 3.46							$ 3.46
Maximum [Member] | Convertible Debt [Member]
Debt [Line Items]
Debt discount amount																								$ 0
Maximum [Member] | Subsequent Event [Member] | Original Issue Discount Convertible Promissory Note - December 2024 [Member]
Debt [Line Items]
Accrued interest remained outstanding		7,500
IPO [Member]
Debt [Line Items]
Principal amount						$ 5,722,511																						$ 5,722,511
Maturity date																												Feb. 15, 2025
Anticipated price per share (in Dollars per share)				$ 4		$ 4																						$ 4
IPO valuation																										$ 1,351,098
Short term						$ 150,000																						$ 150,000
Common stock shares issued (in Shares)	29,305
Price per share (in Dollars per share)						$ 4	$ 4																					$ 4								$ 4
Total debt converted																												$ 6,611,405
Shares issued																										1,234
Original issue discount percentage																												30.00%
Percentage of principal amount																												30.00%
IPO [Member] | Original Issue Discount Convertible Promissory Notes [Member]
Debt [Line Items]
IPO valuation									$ 20,000,000
Short-term loan		150,000																					150,000
IPO [Member] | Convertible Promissory Notes [Member]
Debt [Line Items]
IPO valuation									$ 20,000,000
Accrued interest remained outstanding																												$ 888,894
IPO [Member] | Common Stock [Member]
Debt [Line Items]
Debt issuance shares (in Shares)																												6,250
Shares issued																										$ 101,867
IPO [Member] | Convertible Debt December 2024 [Member]
Debt [Line Items]
Maturity date	Feb. 15, 2025
Accrued interest remained outstanding																							7,500
Common stock shares issued (in Shares)	1,875
Price per share (in Dollars per share)															$ 4
Repayment of the loan principal																							25,000
IPO [Member] | Subsequent Event [Member]
Debt [Line Items]
Total proceeds																							86,150
Principal total		$ 187,900																					$ 187,900
IPO [Member] | Subsequent Event [Member] | Common Stock [Member]
Debt [Line Items]
IPO valuation				$ 4
IPO [Member] | Subsequent Event [Member] | Original Issue Discount Promissory Note [Member]
Debt [Line Items]
Price per share (in Dollars per share)															$ 4
IPO [Member] | Minimum [Member]
Debt [Line Items]
Convertible to shares of common stock (in Shares)			29,660